Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Inventories
Schedule of inventories

	June 30, 2020	December 31, 2019
Finished products	2,680	2,604
Work in progress	636	767
Consumable inventory	742	903
Total	4,058	4,274

Schedule of reversal (provision) for net realizable value

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Reversal (provision) for net realizable value	23	(36)	(39)	(54)